UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the quarter ended:  DECEMBER 31,2002

Check here if Amendment [X ];  Amendment Number:
This amendment (check only one.)  [X ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     U.S. Bancorp Asset Management, Inc.
Address:  800 Nicollet Mall
          Minneapolis, MN  55402

Form 13F File Number:  028-06687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true, correct and complete, and that it is understood that all required items, statements, schedules, charts, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:   Beverly Antonich
Title:  Vice President
Phone:  (612) 303-7974

Signature, Place, and Date of Signing:



Beverly Antonich, Minneapolis, MN  February 24, 2003

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT

[X]  13F NOTICE

[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-00551               U.S. Bancorp